Earnings per share (EPS) - Schedule of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [line items]
Basic earnings from continuing operations	£ 1,499	£ 3,548	£ 1,810
Basic earnings from discontinued operations	12	2	5,985
Basic total earnings	£ 1,511	£ 3,550	£ 7,795
Basic EPS (continuing) (in GBP per share)	£ 0.443	£ 1.025	£ 0.481
Basic EPS (discontinuing) (in GBP per share)	0.003	0.001	1.590
Total basic earnings per share (in GBP per share)	£ 0.446	£ 1.026	£ 2.071
Weighted average number of shares – basic (in shares)	3,386	3,461	3,763
Diluted earnings from continuing operations	£ 1,499	£ 3,548	£ 1,810
Diluted earnings from discontinued operations	12	2	5,985
Diluted total earnings	£ 1,511	£ 3,550	£ 7,795
Diluted EPS (continuing) (in GBP per share)	£ 0.441	£ 1.021	£ 0.479
Diluted EPS (discontinuing) (in GBP per share)	0.003	0.000	1.583
Diluted EPS (in GBP per share)	£ 0.444	£ 1.021	£ 2.062
Weighted average number of shares – diluted (in shares)	3,401	3,476	3,780
Weighted average number of shares – basic (in shares)	3,386	3,461	3,763
Effect of dilutive potential ordinary shares – employee share plans (in shares)	15	15	17
Weighted average number of shares – diluted (in shares)	3,401	3,476	3,780
Before exceptional items and remeasurements
Earnings per share [line items]
Basic earnings from continuing operations	£ 1,998	£ 1,915	£ 2,141
Basic earnings from discontinued operations	57	145	607
Basic total earnings	£ 2,055	£ 2,060	£ 2,748
Basic EPS (continuing) (in GBP per share)	£ 0.590	£ 0.553	£ 0.569
Basic EPS (discontinuing) (in GBP per share)	0.017	0.042	0.161
Total basic earnings per share (in GBP per share)	£ 0.607	£ 0.595	£ 0.730
Diluted earnings from continuing operations	£ 1,998	£ 1,915	£ 2,141
Diluted earnings from discontinued operations	57	145	607
Diluted total earnings	£ 2,055	£ 2,060	£ 2,748
Diluted EPS (continuing) (in GBP per share)	£ 0.588	£ 0.551	£ 0.567
Diluted EPS (discontinuing) (in GBP per share)	0.017	0.042	0.160
Diluted EPS (in GBP per share)	£ 0.605	£ 0.593	£ 0.727
Exceptional items and remeasurements
Earnings per share [line items]
Basic earnings from continuing operations	£ (499)	£ 1,633	£ (331)
Basic earnings from discontinued operations	(45)	(143)	5,378
Basic total earnings	£ (544)	£ 1,490	£ 5,047
Basic EPS (continuing) (in GBP per share)	£ (0.147)	£ 0.472	£ (0.088)
Basic EPS (discontinuing) (in GBP per share)	(0.014)	(0.041)	1.429
Total basic earnings per share (in GBP per share)	£ (0.161)	£ 0.431	£ 1.341
Diluted earnings from continuing operations	£ (499)	£ 1,633	£ (331)
Diluted earnings from discontinued operations	(45)	(143)	5,378
Diluted total earnings	£ (544)	£ 1,490	£ 5,047
Diluted EPS (continuing) (in GBP per share)	£ (0.147)	£ 0.470	£ (0.088)
Diluted EPS (discontinuing) (in GBP per share)	(0.014)	(0.042)	1.423
Diluted EPS (in GBP per share)	£ (0.161)	£ 0.428	£ 1.335